Supplement to currently effective Statement of Additional Information for each of the listed funds:



Scudder Balanced Fund

Scudder  California Tax Free Fund
Scudder  California Tax Free Money Fund
Scudder  Cash  Investment  Trust
Scudder  Classic  Growth Fund
Scudder  Development  Fund
Scudder  Emerging  Markets  Growth Fund
Scudder  Emerging  Markets  Income Fund
Scudder  Global Bond Fund
Scudder  Global  Discovery  Fund
Scudder  Global Fund
Scudder  GNMA Fund
Scudder  Gold Fund
Scudder  Government  Money Market  Series
Scudder  Greater  Europe Growth Fund
Scudder  Growth and Income Fund
Scudder  High Yield Bond Fund
Scudder  High Yield Tax Free Fund
Scudder  Income Fund
Scudder  International Bond Fund
Scudder  International Fund
Scudder  International Growth and Income Fund
Scudder  Large  Company  Growth Fund
Scudder  Large Company Value Fund
Scudder  Latin America Fund
Scudder  Limited Term Tax Free Fund
Scudder  Managed Municipal Bonds
Scudder  Massachusetts Limited Term Tax Free Fund
Scudder  Massachusetts Tax Free Fund
Scudder  Medium Term Tax Free Fund
Scudder  Micro Cap Fund
Scudder  Money Market  Series
Scudder  New York Tax Free Fund
Scudder  New York Tax Free Money Fund
Scudder  Ohio Tax Free Fund
Scudder  Pacific  Opportunities  Fund
Scudder Pathway Series:
    Balanced Portfolio
    Conservative Portfolio
    Growth Portfolio
    International Portfolio
Scudder  Pennsylvania  Tax Free Fund
Scudder  Short Term Bond Fund
Scudde   Small Company  Value Fund
Scudder  Tax Free Money Fund
Scudder  Tax Free Money  Market Series
Scudder  U.S.  Treasury Money Fund
Scudder  Value Fund
Scudder  Zero Coupon 2000 Fund
Scudder  21st Century Growth Fund



Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. ("Scudder") and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


July 18, 1997